Cover Page	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Capitol Investment Corp. V
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001722438
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false